CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (5,945)		$ (16,022)	$ (15,365)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	64		38	17
Share-based compensation, net	408		700	2,623
Interest on short-term deposit	7		39	(18)
Changes in operating assets and liabilities:
Decrease (increase) in receivables and prepaid expenses	567		399	(786)
Decrease (increase) in long-term deposit	18		13	(24)
Increase (decrease) in trade payables	(681)		(712)	127
Increase (decrease) in other accounts payable	(790)		129	107
Increase (decrease) in accrued severance pay	0		(70)	70
Net cash used in operating activities	(6,352)		(15,486)	(13,249)
Cash flow from investing activities:
Change in short term bank deposits	3,000		9,000	10,000
Proceeds from sale of property and equipment	9		0	0
Purchase of property and equipment	(2)		(18)	(48)
Net cash provided by (used in) investing activities	3,007		8,982	9,952
Cash flow from financing activities:
Proceeds from exercise of options		[1]	0	0
Issuance of shares, net	0		6,089	0
Net cash provided by financing activities		[1]	6,089	0
Decrease in cash and cash equivalents	(3,345)		(415)	(3,297)
Cash and cash equivalents at the beginning of the period	6,871		7,286	10,583
Cash and cash equivalents at the end of the period	3,526		6,871	7,286
Supplemental disclosures of cash flow information:
Cash paid for taxes	32		210	4
Cash received for interest	$ 43		$ 120	$ 162

[1]	Represents an amount lower than $1.